SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011	Apr. 30, 2015	Apr. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount of shares repurchased	$ 52,896	$ 15,169	$ 7,902
Share-based compensation expense	$ 9,329	$ 7,382	$ 5,374
Treasury stock, at cost [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repurchase of shares, authorized amount					$ 40,000	$ 40,000
Share capital [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares repurchased	2,824,772	887,855	536,557
February 2010 Addendum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee share option plan, optioon purchase price as a percentage of market price	90.00%
2010 Share Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized	2,000,000
Shares available for future grant	1,744,440
ESPP, purchase price as a percentage of market price				90.00%
Maximum employee contribution as a percentage of net income				10.00%
Stock Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term	5 years 2 months 12 days
Ordinary shares reserved for future issuance	26,301,748
Shares available for future grant	466,926
In-the-money options outstanding	2,581,163
In-the-money options exercisable	1,035,702
Weighted-average grant-date fair value of options granted	$ 5.29	$ 5.42	$ 5.02
Total unrecognized compensation costs	$ 9,866
Unrecognized compensation costs, period of recognition	1 year 7 months 6 days
Total fair value of vested options	$ 9,696
Stock Option Plans [Member] | February 2010 Addendum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for future issuance	1,000,000
Shares available for future grant	763,306
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Total unrecognized compensation costs	$ 10,600
Unrecognized compensation costs, period of recognition	1 year 9 months
Weighted average fair value at grant date of non-vested shares	$ 18.36